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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund, for the quarter ended July 31, 2005. These four series have an April 30 fiscal year end.
Date of reporting period:	July 2005

Item 1 – Schedule of Investments

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, 8.00%, 06/01/2030 (cost $74,282)	$75,245	$80,826

CORPORATE BONDS 84.0%
CONSUMER DISCRETIONARY 26.7%
Auto Components 1.6%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	2,900,000	2,769,500
HLI Operating Co., Inc., 10.50%, 06/15/2010 þ	2,320,000	2,343,200
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	10,650,000	11,182,500

		16,295,200

Diversified Consumer Services 1.1%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	4,345,000	4,562,250
Service Corporation International:
6.75%, 04/01/2016 þ	3,625,000	3,738,281
7.00%, 06/15/2017 144A	3,250,000	3,351,563

		11,652,094

Hotels, Restaurants & Leisure 7.9%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	5,981,250
Herbst Gaming, Inc., 7.00%, 11/15/2014	5,450,000	5,572,625
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	13,000,000	15,063,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 þ	5,500,000	5,568,750
John Q. Hammons Hotels, LP, Ser. B, 8.875%, 05/15/2012	6,995,000	7,703,244
La Quinta Corp., 8.875%, 03/15/2011	2,990,000	3,255,363
Las Vegas Sands Corp., 6.375%, 02/15/2015 þ	4,320,000	4,255,200
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,585,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014 þ	3,350,000	3,278,813
MTR Gaming Group, Inc., 9.75%, 04/01/2010	9,430,000	10,290,487
Station Casinos, Inc.:
6.50%, 02/01/2014	2,675,000	2,755,250
6.875%, 03/01/2016 þ	2,675,000	2,768,625
6.875%, 03/01/2016 144A	4,350,000	4,502,250
Wynn Resorts, Ltd., 6.625%, 12/01/2014	5,230,000	5,118,862

		82,699,469

Household Durables 1.9%
Amscan Holdings, Inc., 8.75%, 05/01/2014 þ	5,515,000	5,128,950
Jarden Corp., 9.75%, 05/01/2012	9,020,000	9,707,775
Meritage Homes Corp., 6.25%, 03/15/2015	3,000,000	2,910,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011	1,000,000	965,000
10.375%, 07/01/2012	1,200,000	1,284,000

		19,995,725

Leisure Equipment & Products 0.4%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	4,510,000	4,622,750

Media 9.8%
AMC Entertainment, Inc., 9.875%, 02/01/2012 þ	7,500,000	7,612,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	8,615,000	8,701,150
CCO Holdings, LLC, 8.75%, 11/15/2013 þ	6,000,000	6,030,000
Charter Communications, Inc., 8.625%, 04/01/2009 þ	10,250,000	8,251,250
Cinemark USA, Inc.:
9.00%, 02/01/2013	5,000,000	5,287,500
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	11,260,000	7,825,700
CSC Holdings, Inc., 7.625%, 04/01/2011	6,530,000	6,611,625
Dex Media East, LLC, 9.875%, 11/15/2009	10,000,000	11,025,000
Emmis Communications Corp.:
6.875%, 05/15/2012	5,835,000	5,864,175
FRN, 9.31%, 06/15/2012 144A	3,000,000	3,018,750
[1]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
LIN TV Corp., 6.50%, 05/15/2013	$5,500,000	$5,335,000
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	9,500,000	5,890,000
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	11,250,000	11,559,375
PRIMEDIA, Inc., 8.875%, 05/15/2011	3,785,000	4,007,368
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 þ	5,250,000	5,446,875

		102,466,268

Specialty Retail 2.5%
CSK Auto, Inc., 7.00%, 01/15/2014 þ	8,500,000	8,223,750
FTD, Inc., 7.75%, 02/15/2014	3,749,000	3,805,235
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,388,950
United Auto Group, Inc., 9.625%, 03/15/2012	7,000,000	7,577,500

		25,995,435

Textiles, Apparel & Luxury Goods 1.5%
Levi Strauss & Co., 9.75%, 01/15/2015 þ	5,100,000	5,380,500
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011 þ	2,000,000	2,125,000
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,310,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,315,000

		15,130,500

CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.2%
Rite Aid Corp., 9.50%, 02/15/2011	1,920,000	2,066,400

Food Products 0.9%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 þ	430,000	445,050
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	1,190,000	1,228,675
8.625%, 12/15/2012	4,547,000	5,024,435
Michael Foods, Inc., 8.00%, 11/15/2013	2,500,000	2,581,250

		9,279,410

Household Products 0.6%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	5,945,000	5,900,412

Personal Products 0.8%
Playtex Products, Inc., 8.00%, 03/01/2011	8,000,000	8,600,000

Tobacco 0.3%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	2,625,000	2,789,063

ENERGY 11.2%
Energy Equipment & Services 2.3%
Dresser, Inc., 9.375%, 04/15/2011	5,000,000	5,275,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,025,000	3,225,406
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	1,700,000	1,729,750
Parker Drilling Co.:
9.625%, 10/01/2013 þ	2,830,000	3,226,200
9.625%, 10/01/2013 144A	6,000,000	6,840,000
SESI, LLC, 8.875%, 05/15/2011	4,150,000	4,430,125

		24,726,481

Oil, Gas & Consumable Fuels 8.9%
Chesapeake Energy Corp.:
6.375%, 06/15/2015	3,750,000	3,871,875
6.875%, 01/15/2016	9,145,000	9,533,662
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 144A	5,450,000	5,463,625
El Paso Corp.:
7.75%, 01/15/2032 þ	3,405,000	3,464,588
7.875%, 06/15/2012 þ	10,000,000	10,550,000
[2]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Production Holding Co., 7.75%, 06/01/2013	$7,755,000	$8,268,769
Encore Acquisition Co., 6.25%, 04/15/2014	3,445,000	3,462,225
Exco Resources, Inc., 7.25%, 01/15/2011	3,505,000	3,601,388
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	8,400,000	8,946,000
Peabody Energy Corp.:
5.875%, 04/15/2016 þ	4,275,000	4,285,687
6.875%, 03/15/2013	2,380,000	2,534,700
Petroleum Helicopters, Inc., 9.375%, 05/01/2009 þ	1,500,000	1,584,375
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,730,000	2,996,175
Premcor Refining Group, Inc., 9.50%, 02/01/2013	5,250,000	6,037,500
Venoco, Inc., 8.75%, 12/15/2011	4,000,000	4,140,000
Williams Cos.:
7.50%, 01/15/2031	5,000,000	5,587,500
8.125%, 03/15/2012 þ	7,250,000	8,373,750

		92,701,819

FINANCIALS 6.5%
Consumer Finance 2.3%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	7,870,000	7,552,091
6.125%, 09/15/2006	5,000,000	5,034,295
Northern Telecom Capital Corp., 7.875%, 06/15/2026	6,500,000	6,678,750
Triad Financial Corp., 11.125%, 05/01/2013 144A	4,675,000	4,838,625

		24,103,761

Diversified Financial Services 1.4%
Arch Western Finance, LLC, 6.75%, 07/01/2013	2,585,000	2,669,013
Borden US Finance Corp., 9.00%, 07/15/2014 144A	1,600,000	1,662,000
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 þ	10,500,000	10,368,750

		14,699,763

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,530,500

Real Estate 2.4%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009 	5,600,000	5,992,000
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013 þ	7,000,000	7,341,250
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	3,300,000	3,349,500
7.00%, 04/01/2014	1,200,000	1,224,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,325,000	6,483,125

		24,389,875

HEALTH CARE 4.2%
Health Care Equipment & Supplies 0.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,370,000	5,557,950

Health Care Providers & Services 3.7%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	5,000,000	5,412,500
HCA, Inc., 6.375%, 01/15/2015	5,525,000	5,682,595
IASIS Healthcare Corp., 8.75%, 06/15/2014	3,845,000	4,205,469
Select Medical Corp., 7.625%, 02/01/2015 144A	6,000,000	5,955,000
Team Health, Inc., 9.00%, 04/01/2012 þ	6,800,000	7,140,000
Tenet Healthcare Corp., 9.875%, 07/01/2014	9,500,000	10,212,500

		38,608,064

INDUSTRIALS 8.1%
Aerospace & Defense 0.3%
Moog, Inc., 6.25%, 01/15/2015	3,475,000	3,527,125

[3]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.2%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	$5,175,000	$4,903,312
6.375%, 04/15/2011 þ	725,000	713,219
American Color Graphics, Inc., 10.00%, 06/15/2010 þ	7,500,000	5,362,500
Geo Group, Inc., 8.25%, 07/15/2013	3,350,000	3,283,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,175,000	1,298,375
TriMas Corp., 9.875%, 06/15/2012	8,250,000	7,095,000

		22,655,406

Machinery 3.5%
Case New Holland, Inc., 9.25%, 08/01/2011	12,375,000	13,457,812
Columbus McKinnon Corp., 8.50%, 04/01/2008 þ	5,500,000	5,541,250
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	3,200,000	3,360,000
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	4,060,000	4,110,750
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	4,715,000	4,938,963
Terex Corp., 7.375%, 01/15/2014	5,420,000	5,718,100

		37,126,875

Marine 1.0%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00% 04/01/2013 144A †	12,775,000	10,347,750

Trading Companies & Distributors 1.1%
United Rentals, Inc., 7.75%, 11/15/2013 þ	11,250,000	11,025,000

INFORMATION TECHNOLOGY 1.8%
Communications Equipment 0.4%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	3,250,000	3,485,625

IT Services 1.4%
Stratus Technologies, Inc., 10.375%, 12/01/2008 þ	4,000,000	4,060,000
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A #	7,400,000	7,723,750
10.25%, 08/15/2015 144A #	2,950,000	3,071,688

		14,855,438

MATERIALS 12.7%
Chemicals 4.2%
Ethyl Corp., 8.875%, 05/01/2010	2,200,000	2,299,000
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	5,000,000	5,712,500
Huntsman International, LLC:
9.875%, 03/01/2009	4,280,000	4,595,650
11.50%, 07/15/2012	6,105,000	7,142,850
Lyondell Chemical Co., 10.50%, 06/01/2013 þ	10,000,000	11,600,000
Nalco Co., 8.875%, 11/15/2013 þ	5,850,000	6,405,750
PQ Corp., 7.50%, 02/15/2013 144A	5,625,000	5,653,125

		43,408,875

Containers & Packaging 3.0%
Graham Packaging Co., 9.875%, 10/15/2014 144A	5,150,000	5,330,250
Graphic Packaging International, Inc., 8.50%, 08/15/2011	7,000,000	7,350,000
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014	10,000,000	10,212,500
8.25%, 05/15/2013	7,850,000	8,527,063

		31,419,813

Metals & Mining 3.2%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	8,000,000	7,480,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	6,400,000	6,800,000
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	5,285,000	5,892,775
[4]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining continued
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	$7,625,000	$8,311,250
United States Steel Corp., 10.75%, 08/01/2008	4,526,000	5,108,722

		33,592,747

Paper & Forest Products 2.3%
Boise Cascade, LLC, Ser. B:
6.47%, 10/15/2012	2,700,000	2,740,500
7.125%, 10/15/2014	2,500,000	2,468,750
Bowater, Inc., 6.50%, 06/15/2013 þ	5,250,000	5,210,625
Georgia Pacific Corp.:
8.00%, 01/15/2024	3,340,000	3,824,300
8.125%, 05/15/2011	9,000,000	10,147,500

		24,391,675

TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 2.1%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	7,045,000	7,643,825
Hawaiian Telcom, Inc.:
8.71%, 05/01/2013 144A	1,500,000	1,563,750
9.75%, 05/01/2013 144A þ	1,000,000	1,085,000
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	5,750,000	5,850,625
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,682,688

		21,825,888

Wireless Telecommunication Services 3.7%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	2,750,000	2,990,625
Centennial Communications Corp., 8.125%, 02/01/2014	4,750,000	5,118,125
Dobson Communications Corp., 8.875%, 10/01/2013 þ	4,975,000	4,987,437
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,166,700
Nextel Communications, Inc., 7.375%, 08/01/2015	8,000,000	8,660,000
Rural Cellular Corp.:
8.25%, 03/15/2012	1,170,000	1,247,513
9.75%, 01/15/2010 þ	6,290,000	6,297,862
UbiquiTel, Inc., 9.875%, 03/01/2011	2,500,000	2,803,125
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	2,500,000	2,900,000

		39,171,387

UTILITIES 4.2%
Electric Utilities 1.0%
Reliant Energy, Inc.:
6.75%, 12/15/2014	6,125,000	6,063,750
9.25%, 07/15/2010 þ	4,000,000	4,400,000

		10,463,750

Gas Utilities 0.8%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,597,839
7.75%, 05/15/2013	4,500,000	4,712,373

		8,310,212

Independent Power Producers & Energy Traders 2.4%
AES Corp., 7.75%, 03/01/2014 þ	8,460,000	9,263,700
NRG Energy, Inc., 8.00%, 12/15/2013	3,255,000	3,499,125
Tenaska, Inc., 7.00%, 06/30/2021 144A	2,150,000	2,241,375
Texas Genco, Inc., 6.875%, 12/15/2014 144A	9,500,000	10,022,500

		25,026,700

Total Corporate Bonds (cost $853,572,084)		877,445,205

[5]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE 10.3%
CONSUMER DISCRETIONARY 1.3%
Hotels, Restaurants & Leisure 0.5%
Intrawest Corp., 7.50%, 10/15/2013	$5,250,000	$5,433,750

Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 þ	8,000,000	8,570,000

CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 þ	12,850,000	12,801,812

ENERGY 0.9%
Energy Equipment & Services 0.9%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	8,050,000	9,136,750

FINANCIALS 0.9%
Consumer Finance 0.2%
Calpine Canada Energy Finance, 8.50%, 05/01/2008 þ	3,335,000	2,426,213

Diversified Financial Services 0.7%
Ship Finance International, Ltd., 8.50%, 12/15/2013	6,915,000	6,655,687

INDUSTRIALS 1.0%
Marine 0.7%
CP Ships, Ltd., 10.375%, 07/15/2012 þ	6,690,000	7,568,062

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	2,940,000	3,024,525

INFORMATION TECHNOLOGY 0.9%
Electronic Equipment & Instruments 0.9%
Celestica, Inc.:
7.625%, 07/01/2013 þ	7,625,000	7,739,375
7.875%, 07/01/2011	1,535,000	1,588,725

		9,328,100

MATERIALS 3.1%
Chemicals 0.5%
Acetex Corp., 10.875%, 08/01/2009	5,000,000	5,300,000

Containers & Packaging 1.1%
Crown European Holdings SA:
9.50%, 03/01/2011	3,250,000	3,591,250
10.875%, 03/01/2013	7,000,000	8,242,500

		11,833,750

Metals & Mining 1.2%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	912,000	1,012,320
Novelis, Inc., 7.25%, 02/15/2015 144A	10,940,000	11,240,850

		12,253,170

Paper & Forest Products 0.3%
Abitibi-Consolidated, Inc., 6.00%, 06/20/2013 þ	3,000,000	2,812,500

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,845,800
7.50%, 03/15/2015 þ	3,250,000	3,566,875
9.625%, 05/01/2011	3,475,000	4,091,813

		10,504,488

Total Yankee Obligations - Corporate (cost $103,440,830)		107,648,807

[6]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.6%
UTILITIES 0.6%
Independent Power Producers & Energy Traders 0.6%
Calpine Corp., 7.75%, 06/01/2015 (cost $6,525,000)	$6,525,000	$6,573,938

	Shares	Value

COMMON STOCKS 1.2%
CONSUMER DISCRETIONARY 0.7%
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. þ *	65,000	2,614,300

Media 0.4%
Charter Communications, Inc., Class A þ *	425,000	573,750
IMAX Corp. þ *	372,332	3,779,170

		4,352,920

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A  + *	4,500	0

MATERIALS 0.4%
Chemicals 0.3%
Huntsman Corp. *	88,065	2,051,034
Lyondell Chemical Co.	40,750	1,138,555

		3,189,589

Containers & Packaging 0.1%
Owens-Illinois, Inc. *	40,750	1,045,237

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Crown Castle International Corp. *	50,000	1,088,000

Total Common Stocks (cost $9,851,568)		12,290,046

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010  + *	1,500	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 144A  + *	4,000	0
Ono Finance plc, Expiring 05/31/2009 144A  + *	4,500	0

		0

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	1,370,356

Total Warrants (cost $842,945)		1,370,356

SHORT-TERM INVESTMENTS 22.4%
MUTUAL FUND SHARES 22.4%
Evergreen Institutional Money Market Fund ø ##	45,847,411	45,847,411
Navigator Prime Portfolioþþ	188,543,838	188,543,838

Total Short-Term Investments (cost $234,391,249)		234,391,249

Total Investments (cost $1,208,697,958) 118.6%		1,239,800,427
Other Assets and Liabilities (18.6%)		(194,778,783)

Net Assets 100.0%		$1,045,021,644

[7]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,210,876,647. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,857,898 and $7,934,118, respectively, with a net unrealized appreciation of $28,923,780.

[8]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.0%
FIXED-RATE 12.0%
FHLMC:
6.90%, 12/01/2010	$545,000	$595,418
6.98%, 10/01/2020	447,425	490,024
FNMA:
4.83%, 03/01/2013	679,176	681,708
5.50%, 04/01/2034	250,000	251,529
5.63%, 11/01/2005	658,509	657,769
5.65%, 02/01/2009	239,807	246,368
6.01%, 02/01/2012	327,903	348,570
6.09%, 05/01/2011	380,386	403,736
6.65%, 12/01/2007	226,620	234,411
6.79%, 07/01/2009	94,183	100,195
6.91%, 07/01/2009	283,003	302,137
7.09%, 07/01/2009	280,371	300,905
7.19%, 05/01/2007	196,695	202,103
7.29%, 12/01/2010	416,356	461,544
7.37%, 08/01/2006	361,074	366,406

Total Agency Commercial Mortgage-Backed Securities (cost $5,927,536)		5,642,823

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 16.9%
FIXED-RATE 16.9%
FHLMC:
Ser. 2264, Class PL, 7.00%, 10/15/2030	541,832	553,791
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	696,837
Ser. 2780, Class BD, 4.50%, 10/15/2017	335,000	334,583
Ser. 2840, Class NC, 5.50%, 03/15/2028	445,000	451,493
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	881,099
Ser. 2923, Class QC, 5.50%, 05/15/2028	425,000	431,063
Ser. 2962, Class XB, 5.50%, 05/15/2029	1,230,000	1,246,965
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	424,430	436,968
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,960,000	1,962,801
Ser. 2005-25, Class PC, 5.50%, 07/25/2028	415,000	420,262
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	504,295	498,546

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,964,600)		7,914,408

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 27.5%
FIXED-RATE 27.5%
FHLMC:
4.50%, 04/01/2035	1,321,537	1,266,685
5.125%, 06/01/2035 	878,904	880,750
6.50%, 09/01/2019	778,320	808,049
FNMA:
4.50%, 04/01/2019 - 04/01/2020	664,236	653,916
4.84%, 06/01/2035	468,360	469,566
5.00%, TBA #	1,375,000	1,378,437
5.50%, 05/01/2034 - 02/01/2035	5,079,991	5,110,454
5.50%, TBA #	325,000	326,726
6.50%, 07/01/2032 - 08/01/2032	1,107,199	1,146,928
6.97%, 06/01/2007	384,301	392,094
7.00%, 05/01/2032	86,696	91,258
7.50%, 11/01/2029 - 12/01/2029	35,903	38,312
GNMA, 3.50%, 07/20/2030	356,382	359,043

Total Agency Mortgage-Backed Pass Through Securities (cost $12,979,916)		12,922,218

[1]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.4%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	$345,000	$349,498
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	1,705,000	1,718,001

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $2,133,357)		2,067,499

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 5.3%
FHLMC, Ser. T-55, Class 1A2, 7.00%, 03/25/2043	467,889	482,141
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	134,991	141,186
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	714,218	753,053
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	298,843	309,506
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	312,372	323,410
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	479,945	490,986

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $2,551,494)		2,500,282

ASSET-BACKED SECURITIES 2.8%
Asset-Backed Funding Cert., Ser. 2005-AQ1, Class A1B, 4.25%, 06/25/2035	336,070	335,673
Credit-Based Asset Servicing and Securitization, Ser. 2003-CB6, Class AF3, 3.49%, 12/25/2033	415,000	412,872
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	170,000	168,627
Washington Mutual, Inc., Ser. 2005-AR6, Class 2AB3, FRN, 3.58%, 04/25/2045 	403,699	403,094

Total Asset-Backed Securities (cost $1,322,149)		1,320,266

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.9%
FIXED-RATE 7.9%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	400,302	417,035
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	225,366	230,812
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A, Class A5, 5.28%, 11/25/2033	620,000	640,783
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.375%, 06/12/2041	345,000	358,346
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	167,134	172,531
Ser. 2003-C5, Class A2, 3.48%, 07/15/2027	455,000	442,522
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%, 06/15/2031	382,726	388,087
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	93,290	93,343
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	681,097
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	310,943	302,355

Total Commercial Mortgage-Backed Securities (cost $3,851,272)		3,726,911

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes:
3.375%, 11/15/2008	410,000	401,128
4.00%, 11/15/2012	175,000	173,079
TIPS, 3.375%, 01/15/2007	325,187	334,015

Total U.S. Treasury Obligations (cost $917,967)		908,222

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 12.9%
FIXED-RATE 12.9%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	230,000	227,557
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	620,000	607,608
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.50%, 12/25/2034	465,000	449,943
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-13, Class 3A6, 3.79%, 11/21/2034	410,000	396,294
Ser. 2004-13, Class 3A7, 3.79%, 12/21/2034	420,000	402,623
Residential Funding Mtge. Securities I, Inc., Ser. 2005-SA2, Class 2A2, 4.98%, 05/25/2035 	390,000	388,674
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	460,000	451,384
[2]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	$915,000	$888,291
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	1,460,000	1,424,084
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	415,000	408,370
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	440,000	423,162

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $6,111,691)		6,067,990

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.9%
FIXED-RATE 3.8%
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 4A1, 5.42%, 10/25/2034	357,182	360,606
Washington Mutual, Inc.:
Ser. 2005-AR3, Class A1, 4.66%, 03/25/2035	195,843	194,328
Ser. 2005-AR10, Class 1A4, 4.85%, 09/25/2035 	470,000	467,415
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.56%, 02/25/2035 	761,459	753,235

		1,775,584

FLOATING-RATE 1.1%
IndyMac Index Mtge. Loan Trust:
Ser. 2004-AR5, Class 2A1A, 3.89%, 08/25/2034	321,718	322,626
Ser. 2004-AR7, Class A2, 3.74%, 09/25/2034	196,608	196,739

		519,365

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,309,171)		2,294,949

	Shares	Value

SHORT-TERM INVESTMENTS 6.5%
MUTUAL FUND SHARES 6.5%
Evergreen Institutional Money Market Fund ø ## (cost $3,064,245)	3,064,245	3,064,245

Total Investments (cost $49,133,398) 103.0%		48,429,813
Other Assets and Liabilities (3.0%)		(1,423,498)

Net Assets 100.0%		$47,006,315

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $49,135,875. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,954 and $751,016, respectively, with a net unrealized depreciation of $706,062.

[3]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.3%
FIXED-RATE 2.5%
FNMA:
4.44%, 04/01/2014 ##	$2,666,366	$2,617,998
6.21%, 09/01/2008 ##	1,240,658	1,289,211
7.50%, 07/01/2010 ##	786,828	866,974
Ser. 2001-M2, Class A, 6.22%, 01/25/2009	510,509	516,660
Ser. 2002-M1, Class C, 6.17%, 02/25/2016 ##	1,875,000	2,037,563
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	3,077,400

		10,405,806

FLOATING-RATE 0.8%
FNMA:
5.24%, 07/01/2035 ##	3,200,000	3,288,192
6.70%, 04/01/2011	69,792	75,139

		3,363,331

Total Agency Commercial Mortgage-Backed Securities (cost $13,575,590)		13,769,137

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.8%
FIXED-RATE 0.2%
FNMA:
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	408,767	428,294
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044 ##	294,812	312,474

		740,768

FLOATING-RATE 3.6%
FHLMC:
Ser. 1699, Class FB, 4.44%, 03/15/2024 ##	1,269,697	1,298,431
Ser. 2372, Class F, 3.89%, 10/15/2031 ##	770,114	778,870
Ser. 2710, Class FY, 3.79%, 10/15/2018 ##	413,836	416,187
FNMA:
Ser. 1998-40, Class F, 3.71%, 06/17/2028 ##	911,930	916,927
Ser. 2002-67, Class FA, 4.46%, 11/25/2032 ##	3,089,950	3,180,578
Ser. 2002-77, Class F, 4.06%, 12/25/2032 ##	3,732,363	3,784,746
Ser. 2002-77, Class FA, 4.41%, 10/18/2030 ##	4,398,288	4,529,973

		14,905,712

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $15,574,866)		15,646,480

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.8%
FIXED-RATE 14.2%
FHLMC:
5.00%, TBA #	2,500,000	2,507,030
5.50%, TBA #	17,600,000	17,789,347
6.00%, TBA #	5,920,000	6,047,647
FNMA:
4.50%, TBA #	5,500,000	5,410,625
5.50%, TBA #	15,050,000	15,183,196
6.00%, TBA #	8,000,000	8,175,000
6.50%, 04/01/2017 ##	706,164	798,644
6.50%, TBA #	2,465,000	2,550,506
GNMA:
6.00%, 06/15/2031 - 09/15/2031	128,927	132,699
7.50%, 12/15/2030	58,803	62,884
8.00%, 10/15/2030	2,412	2,601

		58,660,179

FLOATING-RATE 0.6%
FNMA:
3.70%, 07/01/2044 ##	1,148,597	1,166,951
4.99%, 05/01/2035 ##	1,246,952	1,255,394

		2,422,345

Total Agency Mortgage-Backed Pass Through Securities (cost $61,207,579)		61,082,524

[1]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.5%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 4.76%, 09/15/2039 144A	$4,315,000	$4,375,065
Ocean Star plc, FRN, Ser. 2004-A, Class C, FRN, 4.50%, 11/12/2018 144A	1,040,000	1,047,962
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.20%, 01/25/2035 144A	875,000	886,804

Total Asset-Backed Securities (cost $6,230,000)		6,309,831

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
FLOATING-RATE 0.4%
GS Mtge. Secs. Corp. II, Ser. 2005-FL7A, Class A1, 3.50%, 11/06/2019 144A (cost $1,448,770)	1,448,769	1,448,924

CORPORATE BONDS 30.9%
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.6%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	375,000	358,125
HLI Operating Co., Inc., 10.50%, 06/15/2010	320,000	323,200
Tenneco Automotive, Inc., 8.625%, 11/15/2014	1,675,000	1,758,750

		2,440,075

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	425,000	446,250
Service Corporation International, 6.75%, 04/01/2016	1,000,000	1,031,250

		1,477,500

Hotels, Restaurants & Leisure 2.2%
Herbst Gaming, Inc., 7.00%, 11/15/2014	850,000	869,125
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	850,000	860,625
John Q. Hammons Hotels, LP, Ser. B, 8.875%, 05/15/2012	1,135,000	1,249,919
La Quinta Corp., 8.875%, 03/15/2011	1,000,000	1,088,750
Las Vegas Sands Corp., 6.375%, 02/15/2015	685,000	674,725
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,097,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	525,000	513,844
MTR Gaming Group, Inc., 9.75%, 04/01/2010	1,200,000	1,309,500
Station Casinos, Inc.:
6.50%, 02/01/2014	425,000	437,750
6.875%, 03/01/2016	425,000	439,875
6.875%, 03/01/2016 144A	675,000	698,625

		9,240,238

Household Durables 0.7%
Amscan Holdings, Inc., 8.75%, 05/01/2014	1,000,000	930,000
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,641,281
Meritage Homes Corp., 6.25%, 03/15/2015	500,000	485,000

		3,056,281

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	760,000	779,000

Media 3.5%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,250,000	1,303,125
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	1,400,000	1,414,000
CCO Holdings, LLC, 8.75%, 11/15/2013	850,000	854,250
Charter Communications, Inc., 8.625%, 04/01/2009	1,600,000	1,288,000
Cinemark USA, Inc.:
9.00%, 02/01/2013	700,000	740,250
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	1,550,000	1,077,250
CSC Holdings, Inc., 7.625%, 04/01/2011	835,000	845,437
Dex Media East, LLC, 9.875%, 11/15/2009	850,000	937,125
Dex Media West, LLC, 5.875%, 11/15/2011	725,000	721,375
Emmis Communications Corp.:
6.875%, 05/15/2012	775,000	778,875
FRN, 9.31%, 06/15/2012 144A	400,000	402,500
LIN TV Corp., 6.50%, 05/15/2013	750,000	727,500
[2]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	$1,500,000	$930,000
Mediacom Communications Corp., 9.50%, 01/15/2013	1,850,000	1,900,875
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	675,000	700,313

		14,620,875

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,650,000	1,757,250

Specialty Retail 1.5%
CSK Auto, Inc., 7.00%, 01/15/2014	1,500,000	1,451,250
FTD, Inc., 7.75%, 02/15/2014	1,944,000	1,973,160
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,226,500
United Auto Group, Inc., 9.625%, 03/15/2012	1,300,000	1,407,250

		6,058,160

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	675,000	712,125
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	700,000	743,750
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	431,000
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	425,425

		2,312,300

CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.5%
NeighborCare, Inc., 6.875%, 11/15/2013	1,125,000	1,231,875
Rite Aid Corp., 9.50%, 02/15/2011	600,000	645,750

		1,877,625

Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	75,000	77,625
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	190,000	196,175
8.625%, 12/15/2012	330,000	364,650
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	929,250

		1,567,700

Household Products 0.2%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	945,000	937,912

Personal Products 0.3%
Playtex Products, Inc., 8.00%, 03/01/2011	1,250,000	1,343,750

ENERGY 3.8%
Energy Equipment & Services 0.7%
Dresser, Inc., 9.375%, 04/15/2011	775,000	817,625
GulfMark Offshore, Inc., 7.75%, 07/15/2014	525,000	559,781
Parker Drilling Co.:
9.625%, 10/01/2013	450,000	513,000
9.625%, 10/01/2013 144A	950,000	1,083,000

		2,973,406

Oil, Gas & Consumable Fuels 3.1%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,620,000	1,688,850
7.75%, 01/15/2015	400,000	434,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 144A	725,000	726,812
El Paso Corp.:
7.75%, 01/15/2032	525,000	534,188
7.875%, 06/15/2012	1,575,000	1,661,625
El Paso Production Holding Co., 7.75%, 06/01/2013	1,225,000	1,306,156
[3]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Encore Acquisition Co., 6.25%, 04/15/2014	$535,000	$537,675
Exco Resources, Inc., 7.25%, 01/15/2011	225,000	231,188
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	798,750
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	501,250
6.875%, 03/15/2013	440,000	468,600
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,426,750
Williams Cos.:
7.50%, 01/15/2031	775,000	866,062
8.125%, 03/15/2012	1,125,000	1,299,375

		12,481,281

FINANCIALS 2.5%
Consumer Finance 0.8%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	1,140,000	1,093,950
6.125%, 09/15/2006	675,000	679,630
FRN, 4.51%, 01/16/2007	700,000	692,639
Northern Telecom Capital Corp., 7.875%, 06/15/2026	700,000	719,250

		3,185,469

Diversified Financial Services 0.6%
Arch Western Finance, LLC, 6.75%, 07/01/2013	710,000	733,075
Borden US Finance Corp., 9.00%, 07/15/2014 144A	250,000	259,688
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	1,450,000	1,431,875

		2,424,638

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,436,500

Real Estate 0.8%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009 	750,000	802,500
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	1,500,000	1,573,125
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	725,000	739,500

		3,115,125

HEALTH CARE 1.2%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,050,000	1,086,750

Health Care Providers & Services 0.9%
HCA, Inc., 6.375%, 01/15/2015	850,000	874,245
IASIS Healthcare Corp., 8.75%, 06/15/2014	590,000	645,313
Select Medical Corp., 7.625%, 02/01/2015 144A	950,000	942,875
Tenet Healthcare Corp., 9.875%, 07/01/2014	1,325,000	1,424,375

		3,886,808

INDUSTRIALS 2.3%
Aerospace & Defense 0.1%
Moog, Inc., 6.25%, 01/15/2015	540,000	548,100

Commercial Services & Supplies 0.6%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	780,000	739,050
6.375%, 04/15/2011	125,000	122,969
American Color Graphics, Inc., 10.00%, 06/15/2010	850,000	607,750
Geo Group, Inc., 8.25%, 07/15/2013	390,000	382,200
TriMas Corp., 9.875%, 06/15/2012	850,000	731,000

		2,582,969

[4]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 1.1%
Case New Holland, Inc., 9.25%, 08/01/2011	$1,675,000	$1,821,562
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	325,000	329,063
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	785,000	822,287
Terex Corp., 7.375%, 01/15/2014	1,440,000	1,519,200

		4,492,112

Trading Companies & Distributors 0.5%
United Rentals, Inc., 7.75%, 11/15/2013	1,875,000	1,837,500

INFORMATION TECHNOLOGY 0.5%
IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008	675,000	685,125
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A #	1,000,000	1,043,750
10.25%, 08/15/2015 144A #	400,000	416,500

		2,145,375

MATERIALS 5.6%
Chemicals 2.0%
Ethyl Corp., 8.875%, 05/01/2010	250,000	261,250
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	750,000	856,875
Huntsman International, LLC:
9.875%, 03/01/2009	1,300,000	1,395,875
11.50%, 07/15/2012	924,000	1,081,080
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,750,000	1,865,937
10.50%, 06/01/2013	800,000	928,000
Nalco Co., 8.875%, 11/15/2013	800,000	876,000
PQ Corp., 7.50%, 02/15/2013 144A	885,000	889,425

		8,154,442

Containers & Packaging 1.1%
Graham Packaging Co., 9.875%, 10/15/2014 144A	675,000	698,625
Graphic Packaging International, Inc., 8.50%, 08/15/2011	1,250,000	1,312,500
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014	1,000,000	1,021,250
8.25%, 05/15/2013	1,335,000	1,450,144

		4,482,519

Metals & Mining 1.6%
Alaska Steel Corp., 7.75%, 06/15/2012	1,275,000	1,192,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	1,100,000	1,168,750
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,680,000	1,873,200
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	1,300,000	1,417,000
United States Steel Corp., 10.75%, 08/01/2008	750,000	846,563

		6,497,638

Paper & Forest Products 0.9%
Boise Cascade, LLC, Ser. B:
6.47%, 10/15/2012	425,000	431,375
7.125%, 10/15/2014	400,000	395,000
Bowater, Inc., 6.50%, 06/15/2013	850,000	843,625
Georgia Pacific Corp.:
8.00%, 01/15/2024	420,000	480,900
8.125%, 05/15/2011	1,600,000	1,804,000

		3,954,900

[5]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.2%
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	$800,000	$814,000

Wireless Telecommunication Services 1.5%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	425,000	462,188
Centennial Communications Corp., 8.125%, 02/01/2014	650,000	700,375
Dobson Communications Corp., 8.875%, 10/01/2013	700,000	701,750
Horizon PCS, Inc., 11.375%, 07/15/2012	550,000	627,000
Nextel Communications, Inc., 7.375%, 08/01/2015	1,200,000	1,299,000
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	479,812
9.75%, 01/15/2010	1,055,000	1,056,319
UbiquiTel, Inc., 9.875%, 03/01/2011	400,000	448,500
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	400,000	464,000

		6,238,944

UTILITIES 1.8%
Electric Utilities 0.6%
Reliant Energy, Inc.:
6.75%, 12/15/2014	975,000	965,250
9.25%, 07/15/2010	1,300,000	1,430,000

		2,395,250

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,413,712

Independent Power Producers & Energy Traders 0.9%
AES Corp., 7.75%, 03/01/2014	1,350,000	1,478,250
NRG Energy, Inc., 8.00%, 12/15/2013	1,134,000	1,219,050
Texas Genco, Inc., 6.875%, 12/15/2014 144A	825,000	870,375

		3,567,675

Total Corporate Bonds (cost $124,079,159)		127,183,779

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 18.7%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.3%
Renault SA, 6.125%, 06/26/2009 EUR	720,000	975,788

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	720,000	960,152

Internet & Catalog Retail 0.2%
Great University Stores, 5.625%, 12/12/2013 GBP	450,000	810,541

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	650,000	863,374

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.2%
Tesco plc, 4.75%, 04/13/2010 EUR	750,000	983,188

Food Products 0.4%
Cadbury Schweppes plc, MTN, 4.875%, 12/20/2010 GBP	800,000	1,401,492

Tobacco 0.4%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	1,220,000	1,573,120

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,178,743

[6]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS 13.8%
Capital Markets 0.8%
Deutsche Bank AG, FRN, 2.71%, 08/09/2007 CAD	1,900,000	$1,552,859
Goldman Sachs Group, Inc., MTN, 5.25%, 12/15/2015 GBP	1,000,000	1,778,864

		3,331,723

Commercial Banks 6.1%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	450,000	799,460
6.00%, 03/01/2010 AUD	2,500,000	1,916,188
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	3,700,000	4,735,924
BOS International Australia, 3.50%, 01/22/2007 CAD	1,890,000	1,550,324
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	1,350,000	1,777,600
DnB NOR ASA, FRN, MTN, 2.80%, 12/08/2008 CAD	1,000,000	819,594
Eurofima:
5.50%, 09/15/2009 AUD	55,000	41,685
MTN, 6.50%, 08/22/2011 AUD	1,500,000	1,193,264
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	679,214
4.25%, 12/07/2010 GBP	590,000	1,028,930
MTN:
5.75%, 09/15/2009 AUD	100,000	76,712
6.50%, 09/10/2014 NZD	4,600,000	3,177,930
Kreditanstalt Fuer Wiederaufbau, MTN, 4.75%, 12/07/2010 GBP	1,152,000	2,052,595
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	1,550,000	1,195,211
Rabobank Australia, Ltd., MTN, 6.25%, 11/22/2011 NZD	1,400,000	947,738
Rabobank Nederland, FRN, 2.71%, 06/18/2007 CAD	1,500,000	1,226,063
Royal Bank of Canada, FRN, 4.74%, 04/08/2010 GBP	1,036,000	1,823,602

		25,042,034

Consumer Finance 1.0%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	750,000	985,008
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	1,000,000	1,318,269
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,824,319

		4,127,596

Diversified Financial Services 2.6%
British American Tobacco International Finance plc, MTN, 5.75%, 12/09/2013 GBP	1,000,000	1,798,347
Cedulas TDA, 3.25%, 06/19/2010 EUR	2,600,000	3,224,297
General Electric Capital Corp.:
FRN, 2.15%, 03/31/2008 EUR	500,000	606,583
MTN:
5.25%, 12/10/2013 GBP	570,000	1,032,049
6.625%, 02/04/2010 NZD	2,870,000	1,969,031
Nationwide Building Society, FRN, 2.25%, 11/01/2008 EUR	975,000	1,183,393
Network Rail Finance plc, FRN, 2.125%, 02/27/2007 EUR	800,000	971,474

		10,785,174

Insurance 0.2%
AIG SunAmerica, Inc., MTN, 3.50%, 03/11/2009 EUR	500,000	620,881

Thrifts & Mortgage Finance 3.1%
Canada Mortgage & Housing Corp., Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD	4,550,000	3,764,539
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	55,476,285	9,121,291

		12,885,830

INFORMATION TECHNOLOGY 1.7%
Internet Software & Services 1.7%
Aries Vermogensverwaltung, 7.75%, 10/25/2009 EUR	5,000,000	7,066,578

[7]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS 0.5%
Chemicals 0.5%
Nalco Co., 9.00%, 11/15/2013 EUR	1,500,000	$2,003,774

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	1,000,000	1,301,454

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009 EUR	700,000	900,614

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $76,531,774)		76,812,056

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 9.4%
Australia:
4.96%, 08/20/2020 AUD	4,000,000	4,385,225
8.75%, 08/15/2008 AUD	1,250,000	1,043,709
France, 1.61%, 07/25/2015 EUR	1,000,000	1,258,141
Hungary, 8.50%, 10/12/2005 HUF	300,000,000	1,490,207
Mexico:
8.00%, 12/24/2008 MXN	13,500,000	1,235,145
9.00%, 12/20/2012 MXN	5,500,000	511,138
10.50%, 07/14/2011 MXN	12,500,000	1,280,826
Norway, 6.00%, 05/16/2011 NOK	34,798,000	6,141,865
Ontario Province, 6.50%, 12/01/2005 CAD	66,000	54,567
South Africa:
7.00%, 04/10/2008 EUR	750,000	1,009,576
13.00%, 08/31/2010 ZAR	7,000,000	1,304,689
Spain, 4.00%, 01/31/2010 EUR	3,440,000	4,340,526
Sweden:
3.83%, 12/01/2015 SEK	29,055,000	4,912,137
5.25%, 03/15/2011 SEK	36,500,000	5,324,548
United Kingdom:
5.00%, 03/07/2012 GBP	1,250,000	2,293,298
6.41%, 08/23/2011 GBP	500,000	2,332,302

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $39,293,883)		38,917,899

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	$10,425,000	11,849,482
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	2,510,000	2,443,232
4.00%, 02/15/2015 ##	11,120,000	10,868,499

Total U.S. Treasury Obligations (cost $24,561,012)		25,161,213

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FIXED-RATE 0.8%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	721,015	728,432
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	2,493,908	2,543,009

		3,271,441

FLOATING-RATE 2.0%
Countrywide Alternative Loan Trust, Ser. 2004-J4, Class 1A1, 3.61%, 06/25/2034	5,539	5,543
Countrywide Home Loans:
Ser. 2004 HYB8, Class 1-M1, 4.84%, 01/20/2035	5,325,919	5,411,841
Ser. 2004-R1, Class 1-AF, 2.24%, 10/25/2034 144A	631,169	632,671
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 5.00%, 02/25/2035	1,572,179	1,567,828
William Street Funding Corp., Ser. 2004-3, Class A, 3.77%, 09/23/2009 144A	750,000	750,907

		8,368,790

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $11,746,163)		11,640,231

[8]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FIXED RATE 0.3%
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 3/25/2045 144A	$4,987,138	$1,201,978

FLOATING-RATE 0.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.73%, 1/25/2035	863,428	859,708

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,064,113)		2,061,686

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.4%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	761,098	733,984
Ser. 2005-2, 4.75%, 03/28/2034	908,933	877,120

		1,611,104

FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 5.09%, 02/19/2035	1,005,000	1,010,967

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $2,655,441)		2,622,071

YANKEE OBLIGATIONS - CORPORATE 5.5%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	825,000	853,875

Media 0.3%
IMAX Corp., 9.625%, 12/01/2010	1,300,000	1,392,625

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
The Jean Coutu Group (PJC), Inc., 8.50%, 8/01/2014	2,000,000	1,992,500

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	1,425,000	1,617,375

FINANCIALS 0.5%
Consumer Finance 0.1%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	525,000	381,937

Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., FRN:
4.99%, 06/24/2034 144A	220,000	223,797
5.04%, 12/24/2033 144A	500,000	508,530
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	832,563

		1,564,890

INDUSTRIALS 0.6%
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	1,090,000	1,233,062

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,070,000	1,100,763

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc.:
7.625%, 07/01/2013	1,050,000	1,065,750
7.875%, 07/01/2011	900,000	931,500

		1,997,250

[9]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS 1.2%
Chemicals 0.2%
Acetex Corp., 10.875%, 08/01/2009	$1,000,000	$1,060,000

Containers & Packaging 0.4%
Crown European Holdings SA:
9.50%, 03/01/2011	500,000	552,500
10.875%, 03/01/2013	1,000,000	1,177,500

		1,730,000

Metals & Mining 0.5%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	141,000	156,510
Novelis, Inc., 7.25%, 02/15/2015 144A	1,740,000	1,787,850

		1,944,360

Paper & Forest Products 0.1%
Abitibi-Consolidated, Inc., 6.00%, 06/20/2013	475,000	445,312

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	474,300
9.625%, 05/01/2011	745,000	877,238

		1,351,538

UTILITIES 1.0%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	1,500,000	1,598,877

Gas Utilities 0.6%
Gazprom, 9.625%, 03/01/2013 144A	2,000,000	2,440,000

Total Yankee Obligations-Corporate (cost $21,687,213)		22,704,364

YANKEE OBLIGATIONS - GOVERNMENT 6.7%
Brazil:
9.25%, 10/22/2010	2,000,000	2,212,000
Ser. L, 8.00%, 04/15/2014	2,955,373	3,000,737
Colombia, 9.75%, 04/09/2011	2,834,717	3,214,569
Indonesia, 6.75%, 03/10/2014 144A	2,250,000	2,238,750
Mexico, 8.375%, 01/14/2011	2,000,000	2,299,000
Peru:
9.125%, 01/15/2008	1,500,000	1,661,250
9.125%, 02/21/2012	1,000,000	1,184,500
Philippines, 9.375%, 01/18/2017	3,500,000	3,745,000
Russia:
3.00%, 05/14/2008	4,900,000	4,620,210
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	2,100,000	2,332,575
Venezuela, 10.75%, 09/19/2013	1,000,000	1,163,500

Total Yankee Obligations-Government (cost $25,808,898)		27,672,091

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	27,389	277,999

MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. *	19,570	455,785

Total Common Stocks (cost $312,154)		733,784

[10]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.2%
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Calpine Corp., 7.75%, 06/01/2015 (cost $900,000)	$900,000	$906,750

	Shares	Value

WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 03/16/2011 144A * +	2,000	20
Expiring 05/31/2009 144A *  +	2,000	0

Total Warrants (cost $244,882)		20

	Principal Amount	Value

SHORT-TERM INVESTMENTS 8.8%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.1%
FNMA, 3.53%, 09/01/2005 # ¤	$4,310,000	4,297,307

COMMERCIAL PAPER 6.0%
Alpine Securitization Corp., 3.35%, 8/11/2005	4,310,000	4,306,061
ASAP Funding, Ltd., 3.32%, 8/11/2005	4,310,000	4,306,025
Giro Balanced Funding Corp.:
3.30%, 08/11/2005	3,305,000	3,301,971
3.33%, 08/11/2005	4,310,000	4,306,013
Morgan Stanley, 3.31%, 8/11/2005	4,310,000	4,306,037
Park Granada, LLC, 3.31%, 8/11/2005	4,310,000	4,306,037

		28,832,144

	Shares	Value

MUTUAL FUND SHARES 1.7%
Evergreen Institutional Money Market Fund ø ##	6,731,280	6,731,280

Total Short-Term Investments (cost $35,860,731)		35,860,731

Total Investments (cost $463,782,228) 114.2%		470,533,571
Other Assets and Liabilities (14.2%)		(58,652,816)

Net Assets 100.0%		$411,880,755

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
¤	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[11]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $465,847,880. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,498,659 and $3,812,968, respectively, with a net unrealized appreciation of $4,685,691.

At July 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2005	In Exchange for U.S. $	Unrealized Gains (Loss)

10/5/2005	9,402,000 NZD	$ 6,381,356	$ 6,381,984	$ 628
10/11/2005	14,900,000 AUD	11,258,402	11,021,530	(236,872)

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2005	In Exchange for	U.S. Value at July 31, 2005	Unrealized Loss

10/11/2005	33,404,647 EUR	$40,654,138	4,450,000,000 JPY	$39,921,341	$732,797
[12]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FNMA:
6.22%, 08/01/2012	$4,123,135	$4,458,634
6.80%, 01/01/2011	3,000,000	3,268,800

Total Agency Commercial Mortgage-Backed Securities (cost $7,981,102)		7,727,434

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 18.2%
FIXED-RATE 4.9%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	210,360	215,486
Ser. 2359, Class PC, 6.00%, 07/15/2015	152,708	153,453
Ser. 2367, Class BC, 6.00%, 04/15/2016	145,628	146,767
Ser. SF1, Class A2, 2.38%, 11/15/2008	7,470,935	7,376,822
FNMA, Ser. 2002-W5, Class A7, 6.25%, 08/25/2030 ##	19,480,000	19,757,493

		27,650,021

FLOATING-RATE 13.3%
FHLMC:
Ser. 1370, Class JA, 4.59%, 09/15/2022	333,295	337,058
Ser. 1498, Class I, 4.59%, 04/15/2023	282,217	286,826
Ser. 1533, Class FA, 4.54%, 06/15/2023	74,976	76,367
Ser. 1616, Class FB, 3.52%, 11/15/2008	1,680,516	1,679,054
Ser. 1671, Class TA, 3.94%, 02/15/2024	1,339,470	1,347,034
Ser. 2030, Class F, 3.89%, 02/15/2028	1,423,718	1,436,303
Ser. 2181, Class PF, 3.79%, 05/15/2029	694,369	697,927
Ser. 2380, Class FL, 3.99%, 11/15/2031	5,874,885	5,975,110
Ser. 2395, Class FD, 3.99%, 05/15/2029	2,164,887	2,202,816
Ser. 2481, Class FE, 4.39%, 03/15/2032	3,834,081	3,925,601
Ser. 2691, Class FC, 4.09%, 10/15/2033	4,045,447	4,075,302
Ser. H012, Class A2, 2.50%, 11/15/2008	3,742,364	3,626,912
FNMA:
Ser. 1993-174, Class FD, 3.47%, 09/25/2008	32,819	32,756
Ser. 1993-221, Class FH, 4.57%, 12/25/2008	4,342,336	4,395,187
Ser. 1997-34, Class F, 4.19%, 10/25/2023	4,794,302	4,870,963
Ser. 1997-49, Class F, 3.91%, 06/17/2027	765,986	771,569
Ser. 1999-49, Class F, 3.86%, 05/25/2018	1,552,979	1,561,485
Ser. 2000-32, Class FM, 3.86%, 10/18/2030	790,207	796,084
Ser. 2001-53, Class CF, 3.86%, 10/25/2031	287,522	288,146
Ser. 2002-13, Class FE, 4.36%, 02/27/2031	1,980,804	2,034,582
Ser. 2002-67, Class FA, 4.46%, 11/25/2032	10,569,189	10,879,184
Ser. 2002-77, Class F, 4.06%, 12/25/2032	8,708,847	8,831,073
Ser. 2002-77, Class FA, 4.41%, 10/18/2030	10,262,673	10,569,937
Ser. G93, Class FH, 4.62%, 04/25/2023	240,804	247,218
GNMA:
Ser. 1999-40, Class FL, 4.01%, 02/17/2029	370,889	374,522
Ser. 2000-12, Class FQ, 4.06%, 06/16/2029	302,592	302,894
Ser. 2000-36, Class FG, 3.93%, 11/20/2030	756,746	761,902
Ser. 2001-22, Class FG, 3.76%, 05/16/2031	1,066,448	1,071,340
Ser. 2002-15, Class F, 3.96%, 02/16/2032	1,155,288	1,167,738

		74,622,890

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $102,255,685)		102,272,911

[1]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 68.8%
FIXED-RATE 45.3%
FHLMC:
5.50%, TBA #	$85,155,000	$86,146,538
6.00%, TBA #	49,795,000	50,868,680
6.50%, 04/01/2011 - 09/01/2028	7,641,866	7,934,692
7.50%, 05/01/2027 - 08/01/2028	1,296,388	1,387,151
8.00%, 08/01/2023 - 11/01/2028	383,566	412,200
9.00%, 01/01/2017	140,808	152,679
9.50%, 09/01/2020	80,024	88,051
10.50%, 12/01/2019	235,685	267,214
FNMA:
4.50%, TBA #	10,000,000	9,837,500
5.50%, TBA #	44,900,000	45,512,009
5.55%, 09/01/2019	7,576,941	7,746,362
6.00%, 02/01/2008 - 09/01/2013	765,730	790,239
6.50%, 01/01/2024	219,627	228,413
6.50%, TBA #	27,190,000	28,133,167
7.00%, 11/01/2026 - 02/01/2032	334,043	352,005
7.50%, 07/01/2023 - 05/01/2027	828,050	885,115
8.00%, 10/01/2026 - 09/01/2028	486,615	523,967
8.50%, 07/01/2029 - 08/01/2029	78,699	85,768
9.50%, 02/01/2023	82,444	90,539
11.00%, 01/01/2016	130,451	143,361
11.25%, 02/01/2016	147,325	162,786
GNMA:
6.00%, 02/15/2009 - 08/20/2034	8,709,304	8,945,473
6.50%, 12/15/2025 - 09/20/2033	1,148,069	1,197,451
7.00%, 12/15/2022 - 05/15/2032	1,022,217	1,082,344
7.34%, 10/20/2021 - 09/20/2022	783,996	837,084
7.50%, 02/15/2022 - 06/15/2032	868,962	932,063
8.00%, 09/15/2009	16,182	17,104
10.00%, 12/15/2018	87,336	98,200

		254,858,155

FLOATING-RATE 23.5%
FNMA:
3.75%, 07/01/2032	6,869,130	7,004,453
3.83%, 02/01/2032 - 07/01/2044 ##	62,365,398	63,113,830
3.85%, 06/01/2030 - 11/01/2033 ##	18,811,599	18,987,924
4.03%, 06/01/2040 - 01/01/2041 ##	22,923,143	23,345,814
4.27%, 11/01/2030	961,932	975,058
SBA, 3.66%, 10/25/2029 - 11/25/2029 ##	18,988,724	18,944,904

		132,371,983

Total Agency Mortgage-Backed Pass Through Securities (cost $387,177,653)		387,230,138

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 4.9%
FIXED-RATE 4.9%
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	4,117,525	4,355,423
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	6,209,126	6,407,312
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	776,432	822,636
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	4,337,070	4,572,897
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,812,510	1,869,042
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	9,510,640	9,849,980

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $28,366,425)		27,877,290

[2]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.1%
SLMA:
Ser. 1997-4, Class A2, FRN, 4.17%, 10/25/2010	$2,668,356	$2,696,091
Ser. 1998-1, Class A2, FRN, 4.18%, 10/25/2011	3,465,474	3,503,937

Total Asset-Backed Securities (cost $6,176,958)		6,200,028

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
FIXED-RATE 0.6%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%, 06/12/2006 144A	3,309,535	3,351,003
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	213,105	219,986
Morgan Stanley Capital I, Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	119,411	119,479

Total Commercial Mortgage-Backed Securities (cost $3,673,233)		3,690,468

CORPORATE BONDS 5.4%
FINANCIALS 5.4%
Capital Markets 1.6%
Goldman Sachs Capital I, 6.35%, 02/15/2034 þ	5,000,000	5,304,845
JPMorgan Chase Capital XV, Ser. O, 5.875%, 03/15/2035 þ	4,000,000	4,014,252

		9,319,097

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,983,912

Consumer Finance 1.4%
Verizon Global Funding Corp., 7.75%, 12/01/2030	6,000,000	7,619,202

Diversified Financial Services 0.7%
Prudential Holdings LLC, Ser. C, 8.70%, 12/18/2023 144A	3,000,000	3,855,615

Real Estate 1.0%
Weingarten Realty Investors, Ser. A, REIT, 5.25%, 03/02/2015	5,600,000	5,519,231

Total Corporate Bonds (cost $29,398,678)		30,297,057

U.S. GOVERNMENT & AGENCY OBLIGATIONS 23.6%
FHLB:
3.625%, 06/20/2007 - 11/14/2008 þ	21,250,000	20,919,296
3.875%, 06/15/2008 þ	7,500,000	7,423,500
4.10%, 06/13/2008	5,000,000	4,944,520
4.50%, 02/18/2015 þ	5,000,000	4,972,390
5.125%, 03/06/2006 ##	14,000,000	14,095,452
FHLMC:
2.85%, 02/23/2007 ##	10,000,000	9,790,620
2.875%, 09/15/2005	5,500,000	5,494,517
3.625%, 02/15/2007 ##	12,000,000	11,903,904
5.25%, 01/15/2006	4,000,000	4,024,960
5.50%, 07/15/2006 ##	15,000,000	15,196,425
5.80%, 09/02/2008	2,000,000	2,084,534
6.00%, 06/15/2011	4,000,000	4,329,920
FNMA:
2.875%, 10/15/2005	5,000,000	4,991,725
4.625%, 10/15/2013 þ	6,000,000	6,046,536
6.08%, 01/01/2019	11,035,503	11,416,339
Tennessee Valley Auth., Ser. B, 4.375%, 06/15/2015	5,000,000	4,911,720

Total U.S. Government & Agency Obligations (cost $135,582,876)		132,546,358

[3]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued
July 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Bonds, 5.375%, 02/15/2031 þ	$7,000,000	$7,956,487
U.S. Treasury Notes:
1.625%, 01/15/2015 þ	5,090,950	4,979,188
1.875%, 07/15/2015 þ	9,995,400	9,978,618
2.00%, 08/31/2005 þ	1,000,000	999,180
3.875%, 05/15/2010 þ	4,300,000	4,248,770
4.125%, 05/15/2015 þ	5,500,000	5,432,113

Total U.S. Treasury Obligations (cost $34,146,208)		33,594,356

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FIXED-RATE 0.9%
Countrywide Alternative Loan Trust, Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034 (cost $5,134,961)	5,000,000	5,077,868

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.66%, 03/25/2034 (cost $11,641,931)	11,676,596	11,702,712

SHORT-TERM INVESTMENTS 19.1%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.4%
FNMA:
2.76%, 11/01/2005 # †	7,766,000	7,694,751

	Shares	Value

MUTUAL FUND SHARES 17.7%
Evergreen Institutional Money Market Fund ## ø	33,836,793	33,836,793
Navigator Prime Portfolio þþ	65,978,536	65,978,536

		99,815,329

Total Short-Term Investments (cost $107,510,080)		107,510,080

Total Investments (cost $859,045,790) 152.1%		855,726,700
Other Assets and Liabilities (52.1%)		(293,179,983)

Net Assets 100.0%		$562,546,717

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
þ	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced

On July 31, 2005 the aggregate cost of securities for federal income tax purposes was $861,066,831. The gross unrealized appreciation and depreciation on securities based on tax cost was $503,451 and $5,843,582, respectively, with a net unrealized depreciation of $5,340,131.

[4]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: September 21, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 21, 2005